Subordinated indebtedness - Additional Information (Detail) - April 21 2031 [member] $ in Billions	Apr. 21, 2026 CAD ($)
Disclosure Of Subordinated Indebtedness [Line Items]
Repayments of borrowings, classified as financing activities	$ 1.0
Borrowings interest rate	1.96%
Borrowings maturity	April 21, 2031
Debt instrument redemption as a percentage of principal amount	100.00%